Significant accounting policies (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jan. 01, 2023	Jun. 30, 2022	Nov. 30, 2021	Sep. 29, 2021	May 07, 2021	Dec. 31, 2020	May 28, 2019	Aug. 31, 2014
SRV Joint Gas Ltd [Member]
Significant Accounting Policies [Line Items]
Advances to Affiliate	$ 3.4						$ 3.3
SRV Joint Gas Two Ltd [Member]
Significant Accounting Policies [Line Items]
Advances to Affiliate	0.9						0.9
Neptune facility
Significant Accounting Policies [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 297.4
Cape Ann facility
Significant Accounting Policies [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 300.0
$385 million facility [Member]
Significant Accounting Policies [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 385.0
Commercial tranche | Lampung facility
Significant Accounting Policies [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 46.4
Revolving credit facility
Significant Accounting Policies [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 85.0				$ 85.0		$ 85.0	$ 85.0
Export credit tranche | Lampung facility
Significant Accounting Policies [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 178.6
PT Hoegh LNG Lampung [Member]
Significant Accounting Policies [Line Items]
Statutory Reserve on Paid Up Capital Percentage	20.00%
Hoegh LNG Cyprus Limited [Member]
Significant Accounting Policies [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Hoegh LNG Colombia Holding Ltd [Member]
Significant Accounting Policies [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Variable Interest Entity, Primary Beneficiary [Member] | SRV Joint Gas Ltd [Member]
Significant Accounting Policies [Line Items]
Net assets (liabilities)	$ 12.6						5.5
Variable Interest Entity, Primary Beneficiary [Member] | SRV Joint Gas Two Ltd [Member]
Significant Accounting Policies [Line Items]
Net assets (liabilities)	$ 11.4						$ 4.2